Expense Example - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2025 Portfolio - VIP Investor Freedom 2025 Portfolio	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 55
3 years	173
5 years	302
10 years	$ 677